Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill
The carrying amount of goodwill attributable to our Royal Caribbean International, Celebrity Cruises and Silversea Cruises reporting units and the changes in such balances during the years ended December 31, 2019 and 2018 were as follows (in thousands):

	Royal Caribbean International	Celebrity Cruises	Silversea Cruises	Total
Balance at December 31, 2017	$286,880	$1,632	$—	$288,512
Goodwill attributable to the acquisition of Silversea Cruises (1)			1,090,010	1,090,010
Foreign currency translation adjustment	(169)	—	—	(169)
Balance at December 31, 2018	286,711	1,632	1,090,010	1,378,353
Silversea Goodwill adjustment	—	—	(5,224)	(5,224)
Goodwill attributable to the purchase of photo operations onboard our ships (2)	12,518	—	—	12,518
Foreign currency translation adjustment	(3)	—	—	(3)
Balance at December 31, 2019	$299,226	$1,632	$1,084,786	$1,385,644
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(1)In 2018, we purchased Silversea Cruises. Refer to Note 3. Business Combination for further information.
(2)In 2019, we purchased the photo operations onboard our ships from our previous concessionaire. The acquisition was accounted for as a business purchase combination using the purchase method of accounting which requires the use of fair value measurements. The business combination, including purchase transaction and assets acquired, was immaterial to our consolidated financial statements.